                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02932

Morgan Stanley High Yield Securities Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2006

Date of reporting period: February 28, 2006


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY HIGH YIELD SECURITIES INC. PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended February 28, 2006

              TOTAL RETURN FOR THE 6 MONTHS ENDED FEBRUARY 28, 2006

                                               CSFB       LIPPER HIGH
                                               HIGH      CURRENT YIELD
                                              YIELD       BOND FUNDS
CLASS A     CLASS B    CLASS C    CLASS D    INDEX(1)      INDEX(2)
    1.06%      1.39%      1.37%      1.19%       1.89%            2.49%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

As the reporting period opened, investors confronted the possibility that Gulf Coast hurricane damage could result in a slowdown in economic growth and increased inflation. An unfavorable supply-demand outlook (large outflows from high yield mutual funds and a robust high yield bond issuance calendar), a high-profile default by auto parts manufacturer Delphi and an accounting scandal at Refco added to investors' concerns. Against this backdrop, the prices of high yield bonds moved lower in September and October. The market regained a degree of traction in November and December, however. Although a declining appetite for corporate credit risk and a rising federal funds target rate weighed on sentiment, good economic growth and an improved equity market provided support. Reflecting investors' heightened apprehension, single B rated bonds demonstrated the greatest resiliency and the lower-rated segment of the high yield market struggled most during the final months of 2005.

The high yield market started 2006 on a very positive note. Investors were increasingly heartened by economic growth data and a briskly rising equity market. In addition, investors' rekindled interest in moving further up the risk/reward spectrum provided further support to the high yield market. This improved sentiment offset less positive factors elsewhere, including a very heavy new issue calendar, rising yields in the Treasury market, rising oil prices and outflows from mutual funds. In a reversal of the trends of the final months of 2005, the riskiest segment of the high-yield market garnered the most favor with investors, as securities rated CCC and below led.

Industry returns varied across sectors, and were often influenced significantly by individual companies. Within the CSFB High Yield Index, leading sectors included telecommunications, wireless communications and services. The auto and auto-related areas of the market struggled most, as an ongoing deterioration in fundamentals exacted an extended toll. Other lagging sectors included cable and financials.

PERFORMANCE ANALYSIS

Morgan Stanley High Yield Securities Inc. underperformed the CSFB High Yield Index and the Lipper High Current Yield Bond Funds Index for the six months ended February 28, 2006, assuming no deduction of applicable sales charges.

The Fund's performance versus the CSFB High Yield Index benefited from its underweighting to the transportation sector, particularly the troubled auto and auto-related industries. In addition, good security selection in transportation, cable, and food and drugs also added to relative performance. In contrast, security selection in financials, forest products and building materials detracted from relative returns. Additionally, as investors' appetite for risk increased in 2006, the Fund's more defensive emphasis on the upper tiers of the high yield market tempered performance.

As of the close of the reporting period, the Fund's portfolio included overweightings relative to the CSFB High Yield Index in the chemicals, energy, food/tobacco and wireless communications sectors. The Fund's major sector underweights included utilities, information technology, metals, housing and financials. In regards to overall credit risk, the Fund is positioned defensively versus its CSFB benchmark. Also reflecting a defensive bias, we reduced some of the riskier positions in the Fund throughout the period.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP FIVE INDUSTRIES

Electric Utilities           6.1%
Chemicals: Specialty         5.0
Oil & Gas Production         4.6
Casinos/Gaming               4.0
Cable/Satellite TV           4.0

LONG-TERM CREDIT ANALYSIS

A/A+                         3.2%
Baa/BBB+                     1.8
Ba/BB-                      20.4
B/B                         54.0
Caa/CCC                     17.8
NR/NA                        2.8

DATA AS OF FEBRUARY 28, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS AND ALL PERCENTAGES FOR LONG-TERM CREDIT ANALYSIS ARE AS PERCENTAGE OF TOTAL LONG-TERM INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN FIXED-INCOME SECURITIES (INCLUDING ZERO COUPON SECURITIES) RATED BELOW Baa BY MOODY'S INVESTORS SERVICE ("MOODY'S") OR BELOW BBB BY STANDARD & POOR'S RATING GROUP, A DIVISION OF THE MCGRAW-HILL COMPANIES, INC. ("S&P"), OR IN NON-RATED SECURITIES CONSIDERED BY THE FUND'S INVESTMENT ADVISER TO BE APPROPRIATE INVESTMENTS FOR THE FUND. SUCH SECURITIES MAY ALSO INCLUDE "RULE 144A" SECURITIES, WHICH ARE SUBJECT TO RESALE RESTRICTIONS. SHAREHOLDERS OF THE FUND WILL RECEIVE AT LEAST 60 DAYS' PRIOR NOTICE OF ANY CHANGES IN THIS POLICY. SECURITIES RATED BELOW Baa OR BBB ARE COMMONLY KNOWN AS "JUNK BONDS." THERE ARE NO MINIMUM QUALITY RATINGS FOR INVESTMENTS, AND AS SUCH THE FUND MAY INVEST IN SECURITIES WHICH NO LONGER MAKE PAYMENTS OF INTEREST OR PRINCIPAL.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED FEBRUARY 28, 2006

                        CLASS A SHARES*     CLASS B SHARES**      CLASS C SHARES+     CLASS D SHARES++
                       (SINCE 09/26/79)     (SINCE 07/28/97)     (SINCE 07/28/97)     (SINCE 09/26/79)
SYMBOL                            HYLAX                HYLBX                HYLCX                HYLDX
1 YEAR                             1.82%(3)             1.26%(3)             1.76%(3)             2.01%(3)
                                  (2.51)(4)            (3.46)(4)             0.81(4)                --
5 YEARS                           (1.73)(3)            (2.27)(3)            (2.27)(3)            (1.46)(3)
                                  (2.58)(4)            (2.51)(4)            (2.27)(4)               --
10 YEARS                          (1.95)(3)               --                   --                (1.74)(3)
                                  (2.38)(4)               --                   --                   --
SINCE INCEPTION                    4.98(3)             (4.80)(3)            (4.85)(3)             5.22(3)
                                   4.80(4)             (4.80)(4)            (4.85)(4)               --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

PRIOR TO JULY 28, 1997 THE FUND OFFERED ONLY ONE CLASS OF SHARES. BECAUSE THE DISTRIBUTION ARRANGEMENT FOR CLASS A MOST CLOSELY RESEMBLED THE DISTRIBUTION ARRANGEMENT APPLICABLE PRIOR TO THE IMPLEMENTATION OF MULTIPLE CLASSES (I.E., CLASS A IS SOLD WITH A FRONT-END SALES CHARGE), HISTORICAL PERFORMANCE INFORMATION HAS BEEN RESTATED TO REFLECT THE ACTUAL MAXIMUM SALES CHARGE APPLICABLE TO CLASS A (I.E., 4.25%) AS COMPARED TO THE 5.50% SALES CHARGE IN EFFECT PRIOR TO JULY 28, 1997. IN ADDITION, CLASS A SHARES ARE NOW SUBJECT TO AN ONGOING 12b-1 FEE WHICH IS REFLECTED IN THE RESTATED PERFORMANCE FOR THAT CLASS.

BECAUSE ALL SHARES OF THE FUND HELD PRIOR TO JULY 28, 1997 WERE DESIGNATED CLASS D SHARES, THE FUND'S HISTORICAL PERFORMANCE HAS BEEN RESTATED TO REFLECT THE ABSENCE OF ANY SALES CHARGE.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.


** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE CSFB HIGH YIELD INDEX IS DESIGNED TO MIRROR THE INVESTIBLE UNIVERSE OF THE U.S. DOLLAR-DENOMINATED HIGH YIELD DEBT MARKET. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER HIGH CURRENT YIELD BOND FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER HIGH CURRENT YIELD BOND FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/05 - 02/28/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                       BEGINNING        ENDING        EXPENSES PAID
                                                     ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                     -------------   -------------   ---------------
                                                                                       09/01/05 -
                                                       09/01/05        02/28/06         02/28/06
                                                     -------------   -------------   ---------------
CLASS A
Actual (1.06% return)                                 $  1,000.00     $  1,010.60        $  6.28
Hypothetical (5% annual return before expenses)       $  1,000.00     $  1,018.55        $  6.31

CLASS B
Actual (1.39% return)                                 $  1,000.00     $  1,013.90        $  8.79
Hypothetical (5% annual return before expenses)       $  1,000.00     $  1,016.07        $  8.80

CLASS C
Actual (1.37% return)                                 $  1,000.00     $  1,013.70        $  9.09
Hypothetical (5% annual return before expenses)       $  1,000.00     $  1,015.77        $  9.10

CLASS D
Actual (1.19% return)                                 $  1,000.00     $  1,011.90        $  5.04
Hypothetical (5% annual return before expenses)       $  1,000.00     $  1,019.79        $  5.06

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.26%, 1.76%, 1.82% AND 1.01% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY HIGH YIELD SECURITIES INC.

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                  COUPON    MATURITY
THOUSANDS                                                                   RATE       DATE           VALUE
---------------------------------------------------------------------------------------------------------------
            CORPORATE BONDS (93.7%)
            ADVERTISING/MARKETING SERVICES (0.3%)
$     825   Advanstar Communications, Inc.                                  10.75%   08/15/10    $      903,375
                                                                                                 --------------
            AEROSPACE & DEFENSE (1.1%)
    3,765   K&F Acquisition Inc.                                             7.75    11/15/14         3,859,125
                                                                                                 --------------
            ALUMINUM (1.1%)
    3,860   Novelis, Inc. - 144A* (Canada)                                   7.50**  02/15/15         3,763,500
                                                                                                 --------------
            APPAREL/FOOTWEAR (1.6%)
    3,625   Levi Strauss & Co.                                               9.28**  04/01/12         3,760,937
    1,525   Oxford Industries, Inc.                                         8.875    06/01/11         1,578,375
                                                                                                 --------------
                                                                                                      5,339,312
                                                                                                 --------------
            APPAREL/FOOTWEAR RETAIL (0.5%)
    1,620   Brown Shoe Co., Inc.                                             8.75    05/01/12         1,717,200
                                                                                                 --------------
            AUTO PARTS: O.E.M. (2.2%)
      945   ArvinMeritor, Inc.                                               8.75    03/01/12           930,825
    3,445   Lear Corp. (Series B)                                            8.11    05/15/09         3,042,259
    3,275   TRW Automotive, Inc.                                            9.375    02/15/13         3,569,750
                                                                                                 --------------
                                                                                                      7,542,834
                                                                                                 --------------
            BROADCASTING (0.8%)
    1,730   LIN Television Corp.                                             6.50    05/15/13         1,649,987
    1,005   LIN Television Corp. (Series B)                                  6.50    05/15/13           958,519
                                                                                                 --------------
                                                                                                      2,608,506
                                                                                                 --------------
            BUILDING PRODUCTS (1.9%)
      865   Interface Inc.                                                   7.30    04/01/08           886,625
    2,750   Interface Inc.                                                   9.50    02/01/14         2,832,500
    2,745   Nortek Inc.                                                      8.50    09/01/14         2,751,863
                                                                                                 --------------
                                                                                                      6,470,988
                                                                                                 --------------
            CABLE/SATELLITE TV (4.0%)
    3,165   Cablevision Systems Corp. (Series B)                            8.716**  04/01/09         3,287,644
    2,098   CCH I LLC - 144A*                                               11.00    10/01/15         1,775,432
    1,940   Echostar DBS Corp.                                              6.375    10/01/11         1,906,050
      285   Intelsat Bermuda Ltd. - 144A*                                    8.25    01/15/13           292,837
    2,555   Intelsat Bermuda Ltd. - 144A*                                   8.625    01/15/15         2,663,588
    1,910   Intelsat Bermuda Ltd. - 144A*                                   9.614**  01/15/12         1,957,750
    1,645   Renaissance Media Group LLC                                     10.00    04/15/08         1,651,169
                                                                                                 --------------
                                                                                                     13,534,470
                                                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                  COUPON    MATURITY
THOUSANDS                                                                   RATE       DATE           VALUE
---------------------------------------------------------------------------------------------------------------
            CASINO/GAMING (4.0%)
$  27,175   Aladdin Gaming Holdings/Capital Corp. LLC
             (Series B) (a)(b)(f)                                           13.50%   03/01/10    $            0
    3,860   Isle of Capri Casinos                                            7.00    03/01/14         3,879,300
    2,000   Las Vegas Sands Corp.                                           6.375    02/15/15         1,950,000
    4,470   MGM Mirage Inc.                                                  6.00    10/01/09         4,470,000
   27,634   Resort At Summerlin LP/Ras Co. (Series B) (a)(b)(f)             13.00^   12/15/07                 0
    2,980   Station Casinos, Inc.                                            6.00    04/01/12         2,994,900
      265   Station Casinos, Inc.                                           6.875    03/01/16           270,963
                                                                                                 --------------
                                                                                                     13,565,163
                                                                                                 --------------
            CHEMICALS: MAJOR DIVERSIFIED (0.4%)
    1,445   Westlake Chemical Corp.                                         6.625    01/15/16         1,450,419
                                                                                                 --------------
            CHEMICALS: SPECIALTY (5.0%)
    2,775   Equistar Chemical Funding                                      10.125    09/01/08         2,997,000
    2,220   Innophos Inc. - 144A*                                           9.625    08/15/14         2,297,700
    1,235   Innophos Inc. - 144A*                                          12.749**^ 02/15/15         1,192,090
    1,050   Koppers Industry Inc.                                           9.875    10/15/13         1,139,250
    2,190   Millennium America, Inc.                                         9.25    06/15/08         2,261,175
    1,055   Nalco Co.                                                        7.75    11/15/11         1,078,737
    2,720   Nalco Co.                                                       8.875    11/15/13         2,862,800
    2,616   Rockwood Specialties, Inc.                                     10.625    05/15/11         2,890,680
                                                                                                 --------------
                                                                                                     16,719,432
                                                                                                 --------------
            COAL (1.2%)
      860   Foundation PA Coal Co.                                           7.25    08/01/14           885,800
    3,225   Massey Energy Co. - 144A*                                       6.875    12/15/13         3,233,063
                                                                                                 --------------
                                                                                                      4,118,863
                                                                                                 --------------
            CONTAINERS/PACKAGING (3.4%)
    2,020   Graham Packaging Company Inc.                                    8.50    10/15/12         2,067,975
    1,500   Graham Packaging Company Inc.                                   9.875    10/15/14         1,530,000
    2,625   Graphic Packaging International Corp.                            9.50    08/15/13         2,506,875
      850   Owens-Brockway Glass Containers Corp.                            8.75    11/15/12           918,000
    1,765   Owens-Illinois, Inc.                                             7.35    05/15/08         1,795,887
    1,825   Owens-Illinois, Inc.                                             7.50    05/15/10         1,856,938
      455   Pliant Corp. (a)(b)                                            11.125    09/01/09           420,875
      640   Pliant Corp. (Issued 04/10/02) (a)(b)                           13.00    06/01/10           160,000
    1,045   Pliant Corp. (Issued 05/31/00) (a)(b)                           13.00    06/01/10           261,250
                                                                                                 --------------
                                                                                                     11,517,800
                                                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                  COUPON    MATURITY
THOUSANDS                                                                   RATE       DATE           VALUE
---------------------------------------------------------------------------------------------------------------
            DATA PROCESSING SERVICES (0.7%)
$     171   Sungard Data Systems Inc. - 144A*                               9.431**% 08/15/13    $      181,260
    1,965   Sungard Data Systems Inc. - 144A*                               9.125    08/15/13         2,100,094
                                                                                                 --------------
                                                                                                      2,281,354
                                                                                                 --------------
            DRUGSTORE CHAINS (1.3%)
      930   Jean Coutu Group PJC Inc. (Canada)                              7.625    08/01/12           934,650
    1,995   Jean Coutu Group PJC Inc. (Canada)                               8.50    08/01/14         1,915,200
    1,495   Rite Aid Corp.                                                  8.125    05/01/10         1,532,375
                                                                                                 --------------
                                                                                                      4,382,225
                                                                                                 --------------
            ELECTRIC UTILITIES (6.1%)
      415   AES Corp. (The)                                                  7.75    03/01/14           440,419
      347   AES Corp. (The)                                                 8.875    02/15/11           377,363
      497   AES Corp. (The)                                                 9.375    09/15/10           547,942
    1,100   AES Corp. (The) - 144A*                                          9.00    05/15/15         1,204,500
    2,420   CMS Energy Corp.                                                 7.50    01/15/09         2,510,750
      965   IPALCO Enterprises, Inc.                                        8.625**  11/14/11         1,073,562
    2,925   Monongahela Power Co.                                            5.00    10/01/06         2,920,127
    2,935   MSW Energy Holdings/Finance                                     7.375    09/01/10         3,052,400
      695   MSW Energy Holdings/Finance                                      8.50    09/01/10           743,650
    1,940   Nevada Power Co.                                                 8.25    06/01/11         2,161,257
    1,889   Nevada Power Co.                                                 9.00    08/15/13         2,098,218
    3,320   PSEG Energy Holdings Inc.                                       8.625    02/15/08         3,510,900
                                                                                                 --------------
                                                                                                     20,641,088
                                                                                                 --------------
            ELECTRICAL PRODUCTS (2.1%)
    3,499   Ormat Funding Corp.                                              8.25    12/30/20         3,551,541
    2,800   Rayovac Corp.                                                    8.50    10/01/13         2,569,000
    1,220   Spectrum Brands, Inc.                                           7.375    02/01/15         1,058,350
                                                                                                 --------------
                                                                                                      7,178,891
                                                                                                 --------------
            ELECTRONICS/APPLIANCES (0.7%)
    2,225   Eastman Kodak Co.                                                7.25    11/15/13         2,197,701
                                                                                                 --------------
            ENVIRONMENTAL SERVICES (1.1%)
      555   Allied Waste North America, Inc.                                6.375    04/15/11           549,450
    1,515   Allied Waste North America, Inc.                                 6.50    11/15/10         1,515,000
    1,546   Allied Waste North America, Inc.                                 9.25    09/01/12         1,685,140
                                                                                                 --------------
                                                                                                      3,749,590
                                                                                                 --------------
            FINANCE/RENTAL/LEASING (1.1%)
    2,080   Ford Motor Credit Corp.                                         5.625    10/01/08         1,890,098
    1,810   Residential Capital Corp.                                       6.375    06/30/10         1,829,276
                                                                                                 --------------
                                                                                                      3,719,374
                                                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                  COUPON    MATURITY
THOUSANDS                                                                   RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------
            FINANCIAL CONGLOMERATES (0.8%)
$   2,345   General Motors Acceptance Corp.                                 4.375%   12/10/07    $    2,158,521
      685   General Motors Acceptance Corp.                                 6.875    09/15/11           614,011
                                                                                                 --------------
                                                                                                      2,772,532
                                                                                                 --------------
            FOOD RETAIL (1.2%)
      585   Albertson's, Inc.                                                7.25    05/01/13           584,119
      480   Albertson's, Inc.                                                7.50    02/15/11           488,368
    1,329   CA FM Lease Trust - 144A*                                        8.50    07/15/17         1,443,341
    1,400   Delhaize America, Inc.                                          8.125    04/15/11         1,528,516
                                                                                                 --------------
                                                                                                      4,044,344
                                                                                                 --------------
            FOOD: MEAT/FISH/DAIRY (3.5%)
    1,845   Michael Foods Inc. (Series B)                                    8.00    11/15/13         1,891,125
    2,525   Pilgrim's Pride Corp.                                           9.625    09/15/11         2,685,969
    3,080   PPC Escrow Corp.                                                 9.25    11/15/13         3,241,700
    4,045   Smithfield Foods Inc.                                            7.00    08/01/11         4,115,787
                                                                                                 --------------
                                                                                                     11,934,581
                                                                                                 --------------
            FOREST PRODUCTS (1.3%)
    2,395   Crown Americas Inc. - 144A*                                     7.625    11/15/13         2,508,762
    1,865   Covalence Specialty Material - 144A*                            10.25    03/01/16         1,941,931
                                                                                                 --------------
                                                                                                      4,450,693
                                                                                                 --------------
            GAS DISTRIBUTORS (0.2%)
      675   Northwest Pipeline Corp.                                        8.125    03/01/10           718,031
                                                                                                 --------------
            HOME BUILDING (0.5%)
      865   Tech Olympic USA, Inc.                                         10.375    07/01/12           882,084
      865   Tech Olympic USA, Inc.                                           9.00    07/01/10           895,275
                                                                                                 --------------
                                                                                                      1,777,359
                                                                                                 --------------
            HOME FURNISHINGS (0.5%)
    1,420   Tempur-Pedic Inc.                                               10.25    08/15/10         1,526,500
                                                                                                 --------------
            HOSPITAL/NURSING MANAGEMENT (2.6%)
    1,900   Community Health System Inc.                                     6.50    12/15/12         1,890,500
    1,740   HCA, Inc.                                                        6.30    10/01/12         1,742,401
       80   HCA, Inc.                                                        8.75    09/01/10            88,391
    2,285   Medcath Holdings Corp.                                          9.875    07/15/12         2,384,969
      740   Tenet Healthcare Corp.                                          7.375    02/01/13           682,650
    1,815   Tenet Healthcare Corp.                                          9.875    07/01/14         1,855,837
                                                                                                 --------------
                                                                                                      8,644,748
                                                                                                 --------------
            HOTELS/RESORTS/CRUISELINES (0.3%)
      980   Starwood Hotels & Resorts Worldwide, Inc.                       7.875    05/01/12         1,080,450
                                                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                  COUPON    MATURITY
THOUSANDS                                                                   RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------
            INDUSTRIAL MACHINERY (0.2%)
$     810   Goodman Global Holding Company, Inc.                            7.491**% 06/15/12    $      828,225
                                                                                                 --------------
            INDUSTRIAL SPECIALTIES (1.9%)
    3,710   Johnsondiversy, Inc.                                            9.625    05/15/12         3,821,300
    2,255   UCAR Finance, Inc.                                              10.25    02/15/12         2,412,850
                                                                                                 --------------
                                                                                                      6,234,150
                                                                                                 --------------
            MEDIA CONGLOMERATES (0.9%)
    3,061   Canwest Media Inc. (Canada)                                      8.00    09/15/12         3,152,322
                                                                                                 --------------
            MEDICAL SPECIALTIES (0.5%)
    1,800   Fisher Scientific International, Inc.                           6.125    07/01/15         1,811,250
                                                                                                 --------------
            MEDICAL/NURSING SERVICES (1.8%)
    1,370   DaVita Inc.                                                     6.625    03/15/13         1,397,400
    3,700   Fresenius Medical Care Capital Trust                            7.875    06/15/11         3,940,500
      615   National Nephrology Assoc. Inc. - 144A*                          9.00    11/01/11           685,288
                                                                                                 --------------
                                                                                                      6,023,188
                                                                                                 --------------
            METAL FABRICATIONS (1.2%)
    1,555   General Cable Corp.                                              9.50    11/15/10         1,679,400
    2,210   Hexcell Corp.                                                    6.75    02/01/15         2,226,575
                                                                                                 --------------
                                                                                                      3,905,975
                                                                                                 --------------
            MISCELLANEOUS COMMERCIAL SERVICES (1.1%)
      920   Iron Mountain Inc.                                               7.75    01/15/15           936,100
    2,590   Iron Mountain Inc.                                              8.625    04/01/13         2,713,025
                                                                                                 --------------
                                                                                                      3,649,125
                                                                                                 --------------
            MISCELLANEOUS MANUFACTURING (0.6%)
      735   Associated Materials Inc.                                       11.25^^  03/01/14           393,225
    1,960   Propex Fabrics Inc.                                             10.00    12/01/12         1,754,200
                                                                                                 --------------
                                                                                                      2,147,425
                                                                                                 --------------
            MOTOR VEHICLES (1.5%)
    2,330   Ford Motor Co.                                                   7.45    07/16/31         1,665,950
      860   General Motors Corp.                                            7.125    07/15/13           614,900
    4,130   General Motors Corp.                                            8.375    07/15/33         2,932,300
                                                                                                 --------------
                                                                                                      5,213,150
                                                                                                 --------------
            MOVIES/ENTERTAINMENT (0.5%)
    1,650   AMC Entertainment Inc.                                          8.999**  08/15/10         1,716,000
                                                                                                 --------------
            OIL & GAS PIPELINES (3.5%)
    1,520   Colorado Interstate Gas Co. - 144A*                              6.80    11/15/15         1,599,131
    2,625   El Paso Production Holdings                                      7.75    06/01/13         2,782,500

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                  COUPON    MATURITY
THOUSANDS                                                                   RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------
$   2,335   Pacific Energy Partners/Finance                                 7.125%   06/15/14    $    2,422,563
    1,330   Southern Natural Gas                                            8.875    03/15/10         1,429,246
    3,100   Williams Companies, Inc. (The)                                  7.875    09/01/21         3,479,750
                                                                                                 --------------
                                                                                                     11,713,190
                                                                                                 --------------
            OIL & GAS PRODUCTION (4.6%)
    2,625   Chaparral Energy Inc. - 144A*                                    8.50    12/01/15         2,789,062
      400   Chesapeake Energy Corp.                                         6.375    06/15/15           402,000
    2,865   Chesapeake Energy Corp.                                          7.50    09/15/13         3,061,969
    1,700   Hilcorp Energy/Finance - 144A*                                   7.75    11/01/15         1,729,750
    1,671   Hilcorp Energy/Finance - 144A*                                  10.50    09/01/10         1,863,165
    1,295   Magnum Hunter Resources, Inc.                                    9.60    03/15/12         1,405,075
    1,950   Pogo Producing Co.                                              6.875    10/01/17         1,974,375
    2,220   Vintage Petroleum, Inc.                                         7.875    05/15/11         2,316,641
                                                                                                 --------------
                                                                                                     15,542,037
                                                                                                 --------------
            OIL REFINING/MARKETING (0.9%)
    2,775   Husky Oil Ltd.                                                   8.90    08/15/28         2,959,715
                                                                                                 --------------
            OILFIELD SERVICES/EQUIPMENT (1.4%)
      965   CIE Generale de Geophysique S.A. (France)                        7.50    05/15/15         1,013,250
      580   Hanover Compressor Co.                                          8.625    12/15/10           615,525
      530   Hanover Compressor Co.                                           9.00    06/01/14           580,350
      591   Hanover Equipment Trust 2001 A (Series A)                        8.50    09/01/08           613,162
    1,655   Hanover Equipment Trust 2001 B (Series B)                        8.75    09/01/11         1,754,300
                                                                                                 --------------
                                                                                                      4,576,587
                                                                                                 --------------
            OTHER METALS/MINERALS (0.0%)
    3,750   Murrin Holdings Property Ltd. (Australia) (b)(f)                9.375    08/31/07                 0
                                                                                                 --------------
            OTHER TRANSPORTATION (1.1%)
    3,700   CHC Helicopter Corp. (Canada)                                   7.375    05/01/14         3,797,125
                                                                                                 --------------
            PHARMACEUTICALS: MAJOR (1.2%)
    1,730   VWR International Inc.                                          6.875    04/15/12         1,730,000
    2,335   Warner Chilcott Corp. - 144A*                                    8.75    02/01/15         2,305,813
                                                                                                 --------------
                                                                                                      4,035,813
                                                                                                 --------------
            PUBLISHING: BOOKS/MAGAZINES (2.5%)
    1,255   Dex Media East/Finance                                         12.125    11/15/12         1,454,231
    1,536   Dex Media West/Finance                                          9.875    08/15/13         1,708,800
      985   Houghton Mifflin Co.                                             8.25    02/01/11         1,034,250
    2,350   Houghton Mifflin Co.                                            9.875    02/01/13         2,573,250
    1,880   PRIMEDIA, Inc.                                                  8.875    05/15/11         1,818,900
                                                                                                 --------------
                                                                                                      8,589,431
                                                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                  COUPON    MATURITY
THOUSANDS                                                                   RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------
            PULP & PAPER (0.8%)
$   3,005   Abitibi-Consolidated Inc. (Canada)                               6.00%   06/20/13    $    2,524,200
                                                                                                 --------------
            REAL ESTATE INVESTMENT TRUSTS (0.8%)
      380   HMH Properties, Inc. (Series B)                                 7.875    08/01/08           384,275
    2,200   Host Marriott LP                                                6.375    03/15/15         2,205,500
                                                                                                 --------------
                                                                                                      2,589,775
                                                                                                 --------------
            SERVICES TO THE HEALTH INDUSTRY (0.5%)
    1,720   Omnicare Inc.                                                    6.75    12/15/13         1,758,700
                                                                                                 --------------
            SPECIALTY STORES (2.4%)
    2,435   Linens' n Things, Inc. - 144A*                                 10.366    01/15/14         2,459,350
    2,425   Petro Stopping Centers LP/Petro Financial Corp.                  9.00    02/15/12         2,467,438
    3,250   Sonic Automotive, Inc.                                          8.625    08/15/13         3,274,375
                                                                                                 --------------
                                                                                                      8,201,163
                                                                                                 --------------
            SPECIALTY TELECOMMUNICATIONS (3.3%)
    1,920   American Tower Corp.                                            7.125    10/15/12         2,020,800
    1,920   American Tower Corp.                                             7.50    05/01/12         2,035,200
      432   Panamsat Corp.                                                   9.00    08/15/14           457,920
    4,340   Panamsat Holding Corp.                                         10.375^^  11/01/14         3,108,525
    3,005   Qwest Communications International                              8.249**  02/15/09         3,083,881
      370   U.S. West Communications Corp.                                  5.625    11/15/08           368,150
                                                                                                 --------------
                                                                                                     11,074,476
                                                                                                 --------------
            STEEL (1.2%)
    3,595   Amsted Industries Inc. - 144A*                                  10.25    10/15/11         3,918,550
                                                                                                 --------------
            TELECOMMUNICATIONS (0.7%)
    2,044   Axtel SA (Mexico)                                               11.00    12/15/13         2,371,040
    6,416   Exodus Communications, Inc. (a)(b)(f)                          11.625    07/15/10                 0
   28,549   Rhythms Netconnections, Inc. (a)(b)(f)                          12.75    04/15/09                 0
    4,309   Rhythms Netconnections, Inc. (a)(b)(f)                          14.00    02/15/10                 0
   13,439   Rhythms Netconnections, Inc. (Series B) (a)(b)(f)               13.50    05/15/08                 0
                                                                                                 --------------
                                                                                                      2,371,040
                                                                                                 --------------
            TOBACCO (0.9%)
    2,830   RJ Raynolds Tobacco Holdings                                     6.50    07/15/10         2,858,300
                                                                                                 --------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY (2.0%)
    2,939   Manitowoc Inc. (The)                                            10.50    08/01/12         3,269,637
    3,360   NMHG Holding Co.                                                10.00    05/15/09         3,561,600
                                                                                                 --------------
                                                                                                      6,831,237
                                                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                  COUPON    MATURITY
THOUSANDS                                                                   RATE       DATE          VALUE
---------------------------------------------------------------------------------------------------------------
            WHOLESALE DISTRIBUTORS (1.1%)
$     920   Buhrmann US, Inc.                                               7.875%   03/01/15    $      922,300
    1,845   Buhrmann US, Inc.                                                8.25    07/01/14         1,904,963
      765   Nebraska Book Company, Inc.                                     8.625    03/15/12           722,925
                                                                                                 --------------
                                                                                                      3,550,188
                                                                                                 --------------
            WIRELESS TELECOMMUNICATIONS (3.1%)
    1,775   Rural Cellular Corp.                                            8.991**  03/15/10         1,819,375
    1,313   SBA Comminications Corp.                                         8.50    12/01/12         1,450,865
    2,222   SBA Communications Corp.                                         9.75^^  12/15/11         2,116,455
    2,505   Ubiquitel Operating Co.                                         9.875    03/01/11         2,768,025
    2,175   Wind Acquisition Finance SA - 144A* (Luxembourg)                10.75    12/01/15         2,338,125
                                                                                                 --------------
                                                                                                     10,492,845
                                                                                                 --------------
            Total Corporate Bonds
             (COST $413,428,054)                                                                    316,275,630
                                                                                                 --------------

NUMBER OF
 SHARES
---------
            Common Stocks (d) (1.0%)
            CASINO/GAMING (0.0%)
  212,312   Fitzgeralds Gaming Corp. +(f)                                                                     0
                                                                                                 --------------
            ELECTRIC UTILITIES (0.0%)
      197   PNM Resources Inc.                                                                            4,876
        1   SW Acquisition (0.03% Ownership Interest, Acquired 09/22/05) (c)(f)(g                            19
                                                                                                 --------------
                                                                                                          4,895
                                                                                                 --------------
            FOOD: SPECIALTY/CANDY (0.0%)
   13,317   SFAC New Holdings Inc. ++(c)(f)                                                                   0
    2,447   SFFB New Holdings Inc. (c)(f)                                                                     0
1,069,725   Specialty Foods Acquisition Corp. - 144A* (f)                                                     0
                                                                                                 --------------
                                                                                                              0
                                                                                                 --------------
            MEDICAL/NURSING SERVICES (0.0%)
1,754,896   Raintree Healthcare Corp. (c)(f)                                                                  0
                                                                                                 --------------
            RESTAURANTS (1.0%)
   64,807   American Restaurant Group Holdings, Inc. - 144A* (f)                                              0
  111,558   American Restaurant Group Holdings, Inc. (c)(f)                                                   0
   13,107   American Restaurant Group Holdings, Inc. (c)(f)                                                   0
  787,160   Catalina Restaurant Group (c)(f) (Note 4)                                                 3,439,889
                                                                                                 --------------
                                                                                                      3,439,889
                                                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                              VALUE
---------------------------------------------------------------------------------------------------------------
            SPECIALTY TELECOMMUNICATIONS (0.0%)
   34,159   Birch Telecom Inc. +++(c)(f)                                                         $          342
1,448,200   PFB Telecom NV (Series B) (c)(f)                                                                  0
                                                                                                 --------------
                                                                                                            342
                                                                                                 --------------
            TELECOMMUNICATIONS (0.0%)
   49,597   Viatel Holdings Bermuda Ltd. (c)                                                              1,612
                                                                                                 --------------
            TEXTILES (0.0%)
2,389,334   U.S. Leather, Inc. (c)(f)                                                                         0
                                                                                                 --------------
            WIRELESS TELECOMMUNICATIONS (0.0%)
    5,199   USA Mobility, Inc. (c)                                                                      149,835
  315,021   Vast Solutions, Inc. (Class B1) (c)(f)                                                            0
  315,021   Vast Solutions, Inc. (Class B2) (c)(f)                                                            0
  315,021   Vast Solutions, Inc. (Class B3) (c)(f)                                                            0
                                                                                                 --------------
                                                                                                        149,835
                                                                                                 --------------
            Total Common Stocks
             (COST $246,855,045)                                                                      3,596,573
                                                                                                 --------------
            Non-Convertible Preferred Stock (0.5%)
            RESTAURANTS
    1,792   Catalina Restaurant Group (Units) ^^^++++(f)
             (COST $1,772,032)                                                                        1,792,382
                                                                                                 --------------

PRINCIPAL
AMOUNT IN                                                                  COUPON    MATURITY
THOUSANDS                                                                   RATE       DATE
---------                                                                  ------    --------
            Convertible Bond (0.5%)
            TELECOMMUNICATION EQUIPMENT
$   1,840   Nortel Networks Corp. (Canada)
             (COST $1,750,300)                                               4.25%   09/01/08         1,745,700
                                                                                                 --------------

NUMBER OF                                                                           EXPIRATION
WARRANTS                                                                               DATE
---------                                                                           ----------
            Warrants (d)(f) (0.1%)
            CASINO/GAMING (0.0%)
  319,500   Aladdin Gaming Enterprises, Inc. - 144A*                                 03/01/10                 0
   23,000   Resort At Summerlin LP - 144A*                                           12/15/07                 0
                                                                                                 --------------
                                                                                                              0
                                                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF                                                                           EXPIRATION
WARRANTS                                                                               DATE          VALUE
---------------------------------------------------------------------------------------------------------------
            RESTAURANTS (0.1%)
    4,500   American Restaurant Group Holdings, Inc. - 144A*                         08/15/08    $            0
  334,250   Catalina Restaurant Group +++++(c)                                       07/10/12           230,633
                                                                                                 --------------
                                                                                                        230,633
                                                                                                 --------------
            Total Warrants
             (COST $3,470)                                                                              230,633
                                                                                                 --------------

PRINCIPAL
AMOUNT IN                                                                  COUPON    MATURITY
THOUSANDS                                                                   RATE       DATE
---------                                                                  ------    --------
            Short-Term Investment (2.4%)
            Repurchase Agreement
$   8,014   Joint repurchase agreement account
             (dated 02/28/06; proceeds $8,015,014) (e)
             (COST $8,014,000)                                              4.555%   03/01/06         8,014,000
                                                                                                 --------------
            Total Investments
             (COST $671,822,901) (h)                                                   98.2%        331,654,918
            Other Assets in Excess of Liabilities                                       1.8           6,025,176
                                                                                      -----      --------------
            Net Assets                                                                100.0%     $  337,680,094
                                                                                      =====      ==============

----------
   *     RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   ** FLOATING RATE SECURITY. RATE SHOWN IS THE RATE IN EFFECT AT FEBRUARY 28, 2006.
   +     RESALE IS RESTRICTED, ACQUIRED (12/22/98) AT A COST BASIS OF $957,527.
   ++    RESALE IS RESTRICTED, ACQUIRED (06/10/99) AT A COST BASIS OF $133.
  +++ RESALE IS RESTRICTED, ACQUIRED ( BETWEEN 06/18/98 AND 05/11/99) AT A COST BASIC OF $17,257,340.
  ++++   RESALE IS RESTRICTED, ACQUIRED (05/30/02) AT A COST BASIC OF
         $1,337,000.
 +++++   RESALE IS RESTRICTED, ACQUIRED (08/27/02) AT A COST BASIS OF $0.
   ^     PAYMENT-IN-KIND SECURITY.
  ^^ CURRENTLY A ZERO COUPON BOND AND IS SCHEDULED TO PAY INTEREST AT THE RATE SHOWN AT A FUTURE SPECIFIED DATE.
  ^^^ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; CORPORATE BONDS OR PREFERRED STOCKS WITH ATTACHED WARRANTS.
  (a)    ISSUER IN BANKRUPTCY.
  (b)    NON-INCOME PRODUCING SECURITY; BOND IN DEFAULT.
  (c)    ACQUIRED THROUGH EXCHANGE OFFER.
  (d)    NON-INCOME PRODUCING SECURITIES.
  (e)    COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
  (f) SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $5,463,265 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S DIRECTORS.
  (g)    RESALE IS RESTRICTED. NO TRANSACTION ACTIVITY DURING THE YEAR.
  (h) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $9,457,646 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $349,625,629, RESULTING IN NET UNREALIZED DEPRECIATION OF $340,167,983.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY HIGH YIELD SECURITIES INC.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2006 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $666,902,228)                  $    326,192,014
Investments in affiliates, at value (cost $4,920,673)                           5,462,904
Receivable for:
    Interest                                                                    6,317,628
    Investments sold                                                              556,500
    Capital stock sold                                                            315,556
Prepaid expenses and other assets                                                 297,499
                                                                         ----------------
    TOTAL ASSETS                                                              339,142,101
                                                                         ----------------
LIABILITIES:
Payable for:
    Capital stock redeemed                                                        693,085
    Investments purchased                                                         221,968
    Distribution fee                                                              122,529
    Investment advisory fee                                                       109,658
    Transfer agent fee                                                             59,921
    Administration fee                                                             20,887
Accrued expenses and other payables                                               233,959
                                                                         ----------------
    TOTAL LIABILITIES                                                           1,462,007
                                                                         ----------------
    NET ASSETS                                                           $    337,680,094
                                                                         ================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                          $  2,677,812,703
Net unrealized depreciation                                                  (340,167,983)
Accumulated undistributed net investment income                                 1,603,235
Accumulated net realized loss                                              (2,001,567,861)
                                                                         ----------------
    NET ASSETS                                                           $    337,680,094
                                                                         ================
CLASS A SHARES:
Net Assets                                                               $     75,207,076
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                      43,123,130
    NET ASSET VALUE PER SHARE                                            $           1.74
                                                                         ================
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)                      $           1.82
                                                                         ================
Class B Shares:
Net Assets                                                               $    157,983,050
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                      91,352,469
    NET ASSET VALUE PER SHARE                                            $           1.73
                                                                         ================
CLASS C SHARES:
Net Assets                                                               $     23,363,498
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                      13,465,846
    NET ASSET VALUE PER SHARE                                            $           1.74
                                                                         ================
CLASS D SHARES:
Net Assets                                                               $     81,126,470
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                      46,612,542
    Net Asset Value Per Share                                            $           1.74
                                                                         ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Interest                                                                    $  14,778,420
Dividends                                                                           7,838
Dividends from affiliates                                                         183,142
                                                                            -------------
    TOTAL INCOME                                                               14,969,400
                                                                            -------------
EXPENSES
Investment advisory fee                                                           789,136
Distribution fee (Class A shares)                                                  91,595
Distribution fee (Class B shares)                                                 671,398
Distribution fee (Class C shares)                                                  99,831
Transfer agent fees and expenses                                                  489,352
Professional fees                                                                 352,241
Administration fee                                                                150,312
Shareholder reports and notices                                                    50,500
Registration fees                                                                  28,541
Custodian fees                                                                     12,503
Directors' fees and expenses                                                       10,028
Other                                                                              23,379
                                                                            -------------
    TOTAL EXPENSES                                                              2,768,816
                                                                            -------------
    NET INVESTMENT INCOME                                                      12,200,584
                                                                            -------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss                                                              (4,147,241)
Net change in unrealized depreciation                                          (5,041,839)
                                                                            -------------
    NET LOSS                                                                   (9,189,080)
                                                                            -------------
NET INCREASE                                                                $   3,011,504
                                                                            =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE SIX        FOR THE YEAR
                                                                           MONTHS ENDED            ENDED
                                                                         FEBRUARY 28, 2006    AUGUST 31, 2005
                                                                         -----------------    ---------------
                                                                            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                    $      12,200,584    $    35,751,826
Net realized loss                                                               (4,147,241)       (42,347,309)
Net change in unrealized depreciation                                           (5,041,839)        37,567,982
                                                                         -----------------    ---------------
    Net Increase                                                                 3,011,504         30,972,499
                                                                         -----------------    ---------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                  (2,861,010)        (2,711,458)
Class B shares                                                                  (6,552,182)       (20,033,058)
Class C shares                                                                    (891,046)        (2,208,231)
Class D shares                                                                  (3,762,825)       (10,309,554)
                                                                         -----------------    ---------------
    TOTAL DIVIDENDS                                                            (14,067,063)       (35,262,301)
                                                                         -----------------    ---------------

Net decrease from capital stock transactions                                   (86,798,611)      (134,830,856)
                                                                         -----------------    ---------------

    NET DECREASE                                                               (97,854,170)      (139,120,658)

NET ASSETS:
Beginning of period                                                            435,534,264        574,654,922
                                                                         -----------------    ---------------

End of Period
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$1,603,235 AND $3,469,714, RESPECTIVELY)                                 $     337,680,094    $   435,534,264
                                                                         =================    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY HIGH YIELD SECURITIES INC.

NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2006 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley High Yield Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a diversified, open-end management investment company. The Fund's investment objective is to earn a high level of current income. The Fund was incorporated in Maryland on June 14, 1979 and commenced operations on September 26, 1979. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund;
(6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; 0.345% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.295% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.27% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.245% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.22% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Effective November 18, 2005, the Investment Adviser has agreed to cap Fund's operating expenses (except for brokerage and 12b-1 fees) for one year by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 1.02% of the average daily net assets of the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 0.75% of the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $58,576,695 at February 28, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.81%, respectively.

The Distributor has informed the Fund that for six months ended February 28, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $390, $243,674 and $1,988, respectively and received $15,498 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2006, aggregated $64,023,092 and $151,145,009, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended February 28, 2006, included in Directors' fees and expenses in the Statement of Operations amounted to $8,161. At February 28, 2006, the Fund had an accrued pension liability of $129,826 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Transactions with such companies during the six months ended February 28, 2006 were as follows:

                                                                                       REALIZED
ISSUER                                                               PURCHASES  SALES    GAIN      INCOME       VALUE
------                                                               ---------  -----  --------  ----------  ------------
Catalina Restaurant Group (Common Stock)                                    --     --        --          --  $  3,439,889
Catalina Restaurant Group (Non-Convertible Preferred Stock) (Units)         --     --        --  $  183,142     1,792,382
Catalina Restaurant Group (Warrants)                                        --     --        --          --       230,633

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency for many purposes, including exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                FOR THE SIX                         FOR THE YEAR
                                                MONTHS ENDED                           ENDED
                                             FEBRUARY 28, 2006                    AUGUST 31, 2005
                                      --------------------------------    --------------------------------
                                                (UNAUDITED)
                                          SHARES            AMOUNT            SHARES            AMOUNT
                                      --------------    --------------    --------------    --------------
CLASS A SHARES
Sold                                       2,226,485    $    3,867,072         2,420,086    $    4,384,430
Conversion from Class B                    8,120,273        14,102,001        39,485,771        69,553,274
Reinvestment of dividends                    691,884         1,198,112           650,643         1,160,278
Redeemed                                 (11,463,337)      (19,962,661)      (10,998,888)      (19,613,632)
                                      --------------    --------------    --------------    --------------
Net increase (decrease) -- Class A          (424,695)         (795,476)       31,557,612        55,484,350
                                      --------------    --------------    --------------    --------------
CLASS B SHARES
Sold                                       1,769,173         3,072,178        12,758,363        23,071,062
Conversion to Class A                     (8,190,435)      (14,102,001)      (39,731,082)      (69,553,274)
Reinvestment of dividends                  1,527,497         2,626,286         4,583,006         8,219,932
Redeemed                                 (19,763,678)      (34,127,370)      (62,941,319)     (112,821,636)
                                      --------------    --------------    --------------    --------------
Net decrease -- Class B                  (24,657,443)      (42,530,907)      (85,331,032)     (151,083,916)
                                      --------------    --------------    --------------    --------------
CLASS C SHARES
Sold                                         295,156           511,901         1,927,189         3,489,545
Reinvestment of dividends                    224,452           386,819           553,599           993,637
Redeemed                                  (2,443,182)       (4,236,836)       (8,208,423)      (14,684,654)
                                      --------------    --------------    --------------    --------------
Net decrease -- Class C                   (1,923,574)       (3,338,116)       (5,727,635)      (10,201,472)
                                      --------------    --------------    --------------    --------------
CLASS D SHARES
Sold                                         379,776           661,311         1,933,695         3,515,756
Reinvestment of dividends                  1,233,281         2,137,919         3,348,157         6,024,152
Redeemed                                 (24,759,542)      (42,933,342)      (21,377,185)      (38,569,726)
                                      --------------    --------------    --------------    --------------
Net decrease -- Class D                  (23,146,485)      (40,134,112)      (16,095,333)      (29,029,818)
                                      --------------    --------------    --------------    --------------
Net decrease in Fund                     (50,152,197)   $  (86,798,611)      (75,596,388)   $ (134,830,856)
                                      ==============    ==============    ==============    ==============

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2005, the Fund had a net capital loss carryforward of $1,953,052,602 of which $12,603,314 will expire on August 31, 2006, $24,9198,181 will expire on August 31, 2007, $69,856,779 will expire on August 31, 2008, $89,299,249 will expire on August 31, 2009, $245,944,739 will expire con August 31, 2010, $568,502,378 will expire on August 31, 2011, $758,434,573 will expire on August 31, 2012 and $183,492,389 will expire on August 31, 2013 to offset future capital gains to the extent provided by regulations.

As of August 31, 2005, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), interest on bonds in default and book amortization of discounts on debt securities.

8. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its afiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY HIGH YIELD SECURITIES INC.

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                     FOR THE SIX                    FOR THE YEAR ENDED AUGUST 31,
                                                    MONTHS ENDED     -----------------------------------------------------------
                                                  FEBRUARY 28, 2006     2005        2004        2003        2002         2001
                                                  -----------------  ----------  ----------  ----------  ----------   ----------
                                                     (UNAUDITED)
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period                $    1.79        $     1.80  $     1.67  $     1.55  $     2.32   $     4.35
                                                    ---------        ----------  ----------  ----------  ----------   ----------

Income (loss) from investment operations:
  Net investment income++                                0.06              0.13        0.16        0.19        0.26         0.47
  Net realized and unrealized gain (loss)               (0.04)            (0.01)       0.09        0.10       (0.73)       (1.99)
                                                    ---------        ----------  ----------  ----------  ----------   ----------
Total income (loss) from investment operations           0.02              0.12        0.25        0.29       (0.47)       (1.52)
                                                    ---------        ----------  ----------  ----------  ----------   ----------

Less dividends and distributions from:
  Net investment income                                 (0.07)            (0.13)      (0.12)      (0.17)      (0.27)       (0.51)
  Paid-in-capital                                           -                 -           -           -       (0.03)           -
                                                    ---------        ----------  ----------  ----------  ----------   ----------
Total dividends and distributions                       (0.07)            (0.13)      (0.12)      (0.17)      (0.30)       (0.51)
                                                    ---------        ----------  ----------  ----------  ----------   ----------
Net asset value, end of period                      $    1.74        $     1.79  $     1.80  $     1.67  $     1.55   $     2.32
                                                    =========        ==========  ==========  ==========  ==========   ==========

TOTAL RETURN+                                            1.06%(1)          6.84%      15.40%      19.88%     (21.70)%     (37.05)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                 1.26%(2)          1.12%       1.03%       1.06%       0.99%        0.77%
Net investment income                                    6.71%(2)          7.24%       8.98%      11.96%      13.76%       15.17%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands             $  75,207        $   77,861  $   21,595  $   38,072  $   23,879   $   36,762
Portfolio turnover rate                                    18%(1)            43%         51%         66%         39%          49%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                     FOR THE SIX                    FOR THE YEAR ENDED AUGUST 31,
                                                    MONTHS ENDED     -----------------------------------------------------------
                                                  FEBRUARY 28, 2006     2005        2004        2003        2002         2001
                                                  -----------------  ----------  ----------  ----------  ----------   ----------
                                                     (UNAUDITED)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period                $     1.77       $     1.79  $     1.67  $     1.55  $     2.32   $     4.34
                                                    ----------       ----------  ----------  ----------  ----------   ----------

Income (loss) from investment operations:
  Net investment income++                                 0.05             0.12        0.15        0.18        0.25         0.46
  Net realized and unrealized gain (loss)                (0.03)           (0.02)       0.08        0.10       (0.73)       (1.99)
                                                    ----------       ----------  ----------  ----------  ----------   ----------
Total income (loss) from investment operations            0.02             0.10        0.23        0.28       (0.48)       (1.53)
                                                    ----------       ----------  ----------  ----------  ----------   ----------

Less dividends and distributions from:
  Net investment income                                  (0.06)           (0.12)      (0.11)      (0.16)      (0.26)       (0.49)
  Paid-in-capital                                            -                -           -           -       (0.03)           -
                                                    ----------       ----------  ----------  ----------  ----------   ----------
Total dividends and distributions                        (0.06)           (0.12)      (0.11)      (0.16)      (0.29)       (0.49)
                                                    ----------       ----------  ----------  ----------  ----------   ----------

Net asset value, end of period                      $     1.73       $     1.77  $     1.79  $     1.67  $     1.55   $     2.32
                                                    ==========       ==========  ==========  ==========  ==========   ==========

TOTAL RETURN+                                             1.39%(1)         5.68%      14.15%      19.27%     (22.00)%     (37.27)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                  1.76%(2)         1.66%       1.60%       1.61%       1.56%        1.37%
Net investment income                                     6.21%(2)         6.70%       8.41%      11.41%      13.19%       14.57%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands             $  157,983       $  205,739  $  360,513  $  422,468  $  371,399   $  664,706
Portfolio turnover rate                                     18%(1)           43%         51%         66%         39%          49%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                     FOR THE SIX                    FOR THE YEAR ENDED AUGUST 31,
                                                    MONTHS ENDED     -----------------------------------------------------------
                                                  FEBRUARY 28, 2006     2005        2004        2003        2002         2001
                                                  -----------------  ----------  ----------  ----------  ----------   ----------
                                                     (UNAUDITED)
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period                $     1.78       $     1.80  $     1.67  $     1.55  $     2.32   $     4.34
                                                    ----------       ----------  ----------  ----------  ----------   ----------

Income (loss) from investment operations:
  Net investment income++                                 0.05             0.12        0.15        0.18        0.25         0.45
  Net realized and unrealized gain (loss)                (0.03)           (0.02)       0.09        0.10       (0.73)       (1.98)
                                                    ----------       ----------  ----------  ----------  ----------   ----------
Total income (loss) from investment operations            0.02             0.10        0.24        0.28       (0.48)       (1.53)
                                                    ----------       ----------  ----------  ----------  ----------   ----------

Less dividends and distributions from:
  Net investment income                                  (0.06)           (0.12)      (0.11)      (0.16)      (0.26)       (0.49)
  Paid-in-capital                                            -                -           -           -       (0.03)           -
                                                    ----------       ----------  ----------  ----------  ----------   ----------
Total dividends and distributions                        (0.06)           (0.12)      (0.11)      (0.16)      (0.29)       (0.49)
                                                    ----------       ----------  ----------  ----------  ----------   ----------

Net asset value, end of period                      $     1.74       $     1.78  $     1.80  $     1.67  $     1.55   $     2.32
                                                    ==========       ==========  ==========  ==========  ==========   ==========

TOTAL RETURN+                                             1.37%(1)         5.58%      14.65%      19.14%     (22.11)%     (37.24)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                  1.82%(2)         1.74%       1.70%       1.71%       1.66%        1.47%
Net investment income                                     6.15%(2)         6.62%       8.31%      11.31%      13.09%       14.47%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands             $   23,363       $   27,378  $   37,907  $   45,114  $   33,978   $   49,818
Portfolio turnover rate                                     18%(1)           43%         51%         66%         39%          49%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                     FOR THE SIX                    FOR THE YEAR ENDED AUGUST 31,
                                                    MONTHS ENDED     -----------------------------------------------------------
                                                  FEBRUARY 28, 2006     2005        2004        2003        2002         2001
                                                  -----------------  ----------  ----------  ----------  ----------   ----------
                                                     (UNAUDITED)
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period                $     1.79       $     1.80  $     1.68  $     1.55  $     2.32   $     4.35
                                                    ----------       ----------  ----------  ----------  ----------   ----------

Income (loss) from investment operations:
  Net investment income++                                 0.06             0.13        0.16        0.19        0.26         0.48
  Net realized and unrealized gain (loss)                (0.04)           (0.01)       0.08        0.11       (0.73)       (1.99)
                                                    ----------       ----------  ----------  ----------  ----------   ----------
Total income (loss) from investment operations            0.02             0.12        0.24        0.30       (0.47)       (1.51)
                                                    ----------       ----------  ----------  ----------  ----------   ----------

Less dividends and distributions from:
  Net investment income                                  (0.07)           (0.13)      (0.12)      (0.17)      (0.27)       (0.52)
  Paid-in-capital                                            -                -           -           -       (0.03)           -
                                                    ----------       ----------  ----------  ----------  ----------   ----------
Total dividends and distributions                        (0.07)           (0.13)      (0.12)      (0.17)      (0.30)       (0.52)
                                                    ----------       ----------  ----------  ----------  ----------   ----------

Net asset value, end of period                      $     1.74       $     1.79  $     1.80  $     1.68  $     1.55   $     2.32
                                                    ==========       ==========  ==========  ==========  ==========   ==========

TOTAL RETURN+                                             1.19%(1)         7.04%      14.93%      20.82%     (21.45)%     (36.95)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                  1.01%(2)         0.91%       0.85%       0.86%       0.81%        0.62%
Net investment income                                     6.96%(2)         7.45%       9.16%      12.16%      13.94%       15.32%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands             $   81,126       $  124,556  $  154,639  $  175,471  $   86,436   $  137,319
Portfolio turnover rate                                     18%(1)           43%         51%         66%         39%          49%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD

(C) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

37915RPT-RA06-00322P-YO2/06

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                           HIGH YIELD SECURITIES

                                                               SEMIANNUAL REPORT
                                                               FEBRUARY 28, 2006

[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley High Yield Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2006